Document and Entity Information	Jan. 25, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 25, 2024
Entity Registrant Name	APTOSE BIOSCIENCES INC.
Entity Incorporation State Country Code	Z4
Entity File Number	001-32001
Entity Tax Identification Number	98-1136802
Entity Address Address Line 1	251 Consumers Road, Suite 1105
Entity Address City Or Town	Toronto
Entity Address State Or Province	ON
Entity Address Postal Zip Code	M2J 4R3
Entity Address Country	CA
City Area Code	647
Local Phone Number	479-9828
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, no par value
Trading Symbol	APTO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000882361
Amendment Flag	false